Net Loss per Share - Schedule of Basic and Diluted Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net loss	$ (5,690)	$ (4,998)	$ (3,947)	$ (6,270)	$ (10,688)	$ (10,217)	$ (20,795)	$ (29,922)
Less: Induced conversion of Series A Preferred Stock into Common Stock							(1,162)
Less: Deemed dividend on waiver of restriction on Class A Common Stock							(495)
Less: Cumulative preferred dividends	(1,252)	$ (1,238)	(1,365)	$ (1,365)	(2,490)	(2,730)	(5,521)	(1,349)
Net loss attributable to common stockholders, basic	(6,942)		(5,312)		(13,178)	(12,947)	(27,973)	(31,271)
Net loss attributable to common stockholders, diluted	$ (6,942)		$ (5,312)		$ (13,178)	$ (12,947)	$ (27,973)	$ (31,271)
Denominator:
Weighted-average Common Stock outstanding, basic (in Shares)	21,383,852		18,599,982		21,355,388	18,599,982	18,790,448	12,295,391
Weighted-average Common Stock outstanding, diluted (in Shares)	21,383,852		18,599,982		21,355,388	18,599,982	18,790,448	12,295,391
Net loss per share attributable to common stockholders, basic (in Dollars per share)	$ (0.32)		$ (0.29)		$ (0.62)	$ (0.7)	$ (1.49)	$ (2.54)
Net loss per share attributable to common stockholders, diluted (in Dollars per share)	$ (0.32)		$ (0.29)		$ (0.62)	$ (0.7)	$ (1.49)	$ (2.54)